UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-4767


                        HERITAGE GROWTH AND INCOME TRUST
                        --------------------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 567-8143

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                                1601 K Street, NW
                           Washington, D.C. 20006-1600





Date of fiscal year end: September 30
                         ------------

Date of reporting period: June 30, 2006
                          -------------

ITEM 1. SCHEDULE OF INVESTMENTS



---------------------------------------------------------------------------------------------------------------------
                                             HERITAGE GROWTH AND INCOME TRUST
                                                   INVESTMENT PORTFOLIO
                                                      JUNE 30, 2006
                                                       (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

                                                                                                        % OF NET
                                                                             SHARES         VALUE         ASSETS
                                                                             ------         -----         ------
COMMON STOCKS
-------------
DOMESTIC
--------
    AGRICULTURE
    -----------
        Altria Group, Inc.                                                   61,600        $ 4,523,288          3.9%
        UST Inc.                                                             60,050          2,713,660          2.4%
                                                                                    -------------------  ------------
                                                                                             7,236,948          6.3%
    BANKS
    -----
        Bank of America Corporation                                          34,960          1,681,576          1.5%
        The Bank of New York Company, Inc.                                   78,500          2,527,700          2.1%
                                                                                    -------------------  ------------
                                                                                             4,209,276          3.6%
    CHEMICALS
    ---------
        Air Products & Chemicals Inc.                                        45,000          2,876,400          2.5%
                                                                                    -------------------  ------------
    COMMERCIAL SERVICES
    -------------------
        Macquarie Infrastructure Company Trust                               49,300          1,360,187          1.2%
                                                                                    -------------------  ------------
    DIVERSIFIED MANUFACTURER
    ------------------------
        General Electric Company                                            129,000          4,251,840          3.7%
        Reddy Ice Holdings, Inc.                                             50,000          1,017,500          0.9%
                                                                                    -------------------  ------------
                                                                                             5,269,340          4.6%
    ELECTRIC
    --------
        Dominion Resources, Inc.                                             36,200          2,707,398          2.3%
                                                                                    -------------------  ------------
    ELECTRONICS
    -----------
        Fisher Scientific International Inc.*                                38,800          2,834,340          2.4%
                                                                                    -------------------  ------------
    ENVIRONMENTAL CONTROL
    ---------------------
        Synagro Technologies, Inc.                                          463,955          1,823,343          1.6%
                                                                                    -------------------  ------------
    FINANCIAL SERVICES
    ------------------
        AllianceBernstein Holding LP                                         50,100          3,063,114          2.6%
        Citigroup Inc.                                                       73,300          3,535,992          3.1%
        Freddie Mac                                                          35,600          2,029,556          1.8%
        JPMorgan Chase & Co.                                                 39,200          1,646,400          1.4%
                                                                                    -------------------  ------------
                                                                                            10,275,062          8.9%
    HEALTHCARE SERVICES
    -------------------
        WellPoint, Inc.*                                                     26,100          1,899,297          1.6%
                                                                                    -------------------  ------------
    MINING
    ------
        Southern Copper Corporation                                          40,987          3,653,171          3.2%
                                                                                    -------------------  ------------
    OIL & GAS
    ---------
        Chevron Corporation                                                  74,000          4,592,440          4.0%
        ConocoPhillips                                                       40,851          2,676,966          2.3%
        Exxon Mobil Corporation                                              31,400          1,926,390          1.7%
                                                                                    -------------------  ------------
                                                                                             9,195,796          8.0%
    PHARMACEUTICALS
    ---------------
        Caremark Rx, Inc.                                                    62,300          3,106,901          2.7%
        Pfizer Inc.                                                         203,005          4,764,527          4.1%
                                                                                    -------------------  ------------
                                                                                             7,871,428          6.8%
    REITS
    -----
        Host Hotels & Resorts, Inc.                                         240,400          5,257,548          4.5%
                                                                                    -------------------  ------------
    RETAIL
    ------
        Target Corporation                                                   26,300          1,285,281          1.1%
                                                                                    -------------------  ------------
    SOFTWARE
    --------
        Microsoft Corporation                                               135,500          3,157,150          2.7%
                                                                                    -------------------  ------------
    TELECOMMUNICATIONS
    ------------------
        Motorola, Inc.                                                       80,400          1,620,060          1.4%
                                                                                    -------------------  ------------
Total Domestic Common Stocks  (cost $63,033,962)                                            72,532,025         62.7%

FOREIGN (a)
-----------
    BANKS
    -----
        Barclays PLC                                                        178,000          2,018,238          1.7%
        Lloyds TSB Group PLC                                                354,700          3,475,322          3.0%
                                                                                    -------------------  ------------
                                                                                             5,493,560          4.7%
    ENTERTAINMENT
    -------------
        OPAP SA                                                              80,245          2,915,364          2.5%
                                                                                    -------------------  ------------
    FINANCIAL SERVICES
    ------------------
        China Merchants Holdings (International) Company Ltd.               440,900          1,345,010          1.2%
        W.P. Stewart & Co., Ltd.                                             83,900          1,276,958          1.1%
                                                                                    -------------------  ------------
                                                                                             2,621,968          2.3%
    FOOD
    ----
        Fu Ji Food and Catering Services Holdings Ltd.                      850,000          1,404,733          1.2%
        Tesco PLC                                                           420,800          2,598,095          2.3%
                                                                                    -------------------  ------------
                                                                                             4,002,828          3.5%

---------------------------------------------------------------------------------------------------------------------
                                             HERITAGE GROWTH AND INCOME TRUST
                                                   INVESTMENT PORTFOLIO
                                                      JUNE 30, 2006
                                                       (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------

                                                                                                        % OF NET
                                                                             SHARES         VALUE         ASSETS
                                                                             ------         -----         ------
    OIL & GAS
    ---------
        Canadian Oil Sands Trust                                             97,500          3,156,191          2.7%
        Precision Drilling Trust                                             79,400          2,648,809          2.3%
                                                                                    -------------------  ------------
                                                                                             5,805,000          5.0%
    PHARMACEUTICALS
    ---------------
        GlaxoSmithKline PLC, Sponsored ADR                                   58,800          3,281,040          2.8%
        Sanofi-Aventis                                                       25,542          2,487,806          2.2%
                                                                                    -------------------  ------------
                                                                                             5,768,846          5.0%
    TELECOMMUNICATIONS
    ------------------
        Telefonica, SA                                                      142,000          2,359,691          2.0%
        Vodafone Group PLC                                                1,014,326          2,159,245          1.9%
                                                                                    -------------------  ------------
                                                                                             4,518,936          3.9%
                                                                                    -------------------  ------------
Total Foreign Common Stocks (cost $27,618,682)                                              31,126,502         26.9%
                                                                                    -------------------  ------------
Total Common Stocks (cost $90,652,644)                                                     103,658,527         89.6%

PREFERRED STOCKS
----------------

    FINANCIAL SERVICES
    ------------------
        Merrill Lynch & Co., 5.87%                                           60,000          1,505,400          1.3%
                                                                                    -------------------  ------------
Total Preferred Stocks  (cost $1,500,000)                                                    1,505,400          1.3%


                                                                             PRINCIPAL                    % OF NET
                                                                              AMOUNT         VALUE          ASSETS
                                                                              ------         -----          ------
CONVERITABLE BONDS
------------------

    PHARMACEUTICALS
    ---------------
        Cubist Pharmaceuticals, Inc., 2.25%, 06/15/13                   $ 2,400,000        $ 2,502,000          2.2%
                                                                                    -------------------  ------------
    TELECOMMUNICATIONS
    ------------------
        Level 3 Communications, Inc., 6.0%, 03/15/10                      3,000,000          2,486,250          2.1%
                                                                                    -------------------  ------------
Total Convertible Bonds  (cost $4,400,536)                                                   4,988,250          4.3%

CORPORATE BONDS
---------------

    PIPELINES
    ---------
        El Paso Corporation, 7.375%, 12/15/12                             1,000,000            992,500          0.9%
                                                                                    -------------------  ------------
Total Corporate Bonds  (cost $813,855)                                                         992,500          0.9%
Total Investment Portfolio excluding repurchase
    agreement (cost $97,367,035)                                                           111,144,677         96.1%
                                                                                    -------------------  ------------
REPURCHASE AGREEMENT
--------------------
Repurchase Agreement with State Street Bank and Trust
Company, dated June 30, 2006 @ 4.27% to be repurchased at
$4,863,730 on July 3, 2006, collateralized by $5,150,000
United States Treasury Notes, 4.0% due March 15, 2010,
(market value $5,016,842 including interest)
(cost $4,862,000) . . . . . . . . . . . . . . . . . . . . . . . .                            4,862,000          4.2%
                                                                                    -------------------  ------------
TOTAL INVESTMENT PORTFOLIO (COST $102,229,035)(b)                                          116,006,677        100.3%
OTHER ASSETS AND LIABILITIES, NET,                                                            (334,278)        -0.3%
                                                                                    -------------------  ------------
NET ASSETS                                                                               $ 115,672,399        100.0%
                                                                                    ===================  ============


------------------------
* Non-income producing security.

(a)  U.S. dollar denominated.
(b) The aggregate identified cost for federal income tax purposes is the same. Market value includes net unrealized appreciation of $13,777,642 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $16,550,035 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $2,772,393.

ADR - American Depository Receipt.


ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of HERITAGE GROWTH AND INCOME TRUST have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of HERITAGE GROWTH AND INCOME TRUST that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of HERITAGE GROWTH AND INCOME TRUST as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                HERITAGE GROWTH AND INCOME TRUST
Date:  August 24, 2006

                                                    /s/ K. C. Clark
                                                    ----------------------------
                                                    K.C. Clark
                                                    Executive Vice President and
                                                    Principal Executive Officer




     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    August 24, 2006

                                                    /s/ K. C, Clark
                                                    ----------------------------
                                                    K.C. Clark
                                                    Executive Vice President and
                                                    Principal Executive Officer


Date:    August 24, 2006

                                                    /s/ Andrea N. Mullins
                                                    ----------------------------
                                                    Andrea N. Mullins
                                                    Principal Financial Officer
                                                    and Treasurer